Loans (Details) - Schedule of loans - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans Abstract
Convertible loan February 2022	SFr 4,898,377
Loans with warrants	871,420
Short-term loan from related party	100,000
Total	SFr 5,869,797